Investment Securities [Text Block] (Tables)	6 Months Ended
Sep. 30, 2019
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities [Table Text Block]

At March 31, 2019:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥23,748,558	¥330,115	¥977		¥24,077,696
Japanese prefectural and municipal bonds	2,203,978	22,593	5		2,226,566
Foreign government and official institution bonds	2,648,874	18,099	25,554		2,641,419
Corporate bonds	1,117,302	14,251	822		1,130,731
Residential mortgage-backed securities	1,635,220	1,469	21,338		1,615,351
Commercial mortgage-backed securities	132,996	310	2,351		130,955
Asset-backed securities	1,494,629	10,846	2,553		1,502,922
Other debt securities (1)	192,930	2,851	2,918		192,863

Total	¥33,174,487	¥400,534	¥56,518		¥33,518,503
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,701	¥41,619	¥—		¥1,142,320
Foreign government and official institution bonds	138,731	193	212		138,712
Residential mortgage-backed securities	910,990	1,209	21,202	(2)	890,997
Commercial mortgage-backed securities	160,267	1,903	2,032	(2)	160,138
Asset-backed securities	2,131,212	1,415	11,847		2,120,780

Total	¥4,441,901	¥46,339	¥35,293		¥4,452,947

Notes:	(1)	Other debt securities in the table above mainly include ¥ 112,822 million of private placement debt conduit bonds.
(2)
MUFG Americas Holdings Corporation (“MUFG Americas Holdings” or “MUAH”) reclassified residential mortgage-backed securities and commercial mortgage-backed securities from
Available-for-sale
debt securities to
Held-to-maturity
debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥
10,591
 million and ¥
4,667
 million, respectively, at March 31, 2019 and are not included in the table above.

At September 30, 2019:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥21,345,842	¥360,037	¥11,051		¥21,694,828
Japanese prefectural and municipal bonds	2,537,868	22,897	251		2,560,514
Foreign government and official institution bonds	2,660,491	45,464	3,594		2,702,361
Corporate bonds	1,203,227	14,818	333		1,217,712
Residential mortgage-backed securities	1,655,995	7,473	5,565		1,657,903
Commercial mortgage-backed securities	162,997	5,330	13		168,314
Asset-backed securities	1,483,711	10,036	1,044		1,492,703
Other debt securities (1)	151,507	3,152	1,874		152,785

Total	¥31,201,638	¥469,207	¥23,725		¥31,647,120

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,638	¥46,492	¥—		¥1,147,130
Foreign government and official institution bonds	97,068	144	377		96,835
Residential mortgage-backed securities	830,192	10,169	3,386	(2)	836,975
Commercial mortgage-backed securities	140,589	3,459	792	(2)	143,256
Asset-backed securities	2,051,340	1,611	19,638		2,033,313

Total	¥4,219,827	¥61,875	¥24,193		¥4,257,509

Notes:	(1)	Other debt securities in the table above mainly include ¥ 87,626 million of private placement debt conduit bonds.
(2)
MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from
Available-for-sale
debt securities to
Held-to-maturity
debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥
9,500
 million and ¥
3,708
 million, respectively, at September 30, 2019 and are not included in the table above.

Amortized Cost and Fair Value by Contractual Maturity [Table Text Block]

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥53,532	¥53,593	¥13,671,457
Due from one year to five years	916,865	954,658	7,024,193
Due from five years to ten years	874,560	882,891	5,174,748
Due after ten years	2,374,870	2,366,367	5,776,722

Total	¥4,219,827	¥4,257,509	¥31,647,120

Investments by Length and Category in Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2019:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥4,149,302	¥976	¥5,599	¥1	¥4,154,901	¥977	39
Japanese prefectural and municipal bonds	12,772	5	—	—	12,772	5	4
Foreign government and official institution bonds	397,718	1,125	1,160,671	24,429	1,558,389	25,554	179
Corporate bonds	163,615	776	79,758	46	243,373	822	92
Residential mortgage-backed securities	316,942	1,757	648,353	19,581	965,295	21,338	536
Commercial mortgage-backed securities	42,126	678	57,167	1,673	99,293	2,351	104
Asset-backed securities	164,738	2,553	—	—	164,738	2,553	87
Other debt securities	77,660	549	37,027	2,369	114,687	2,918	38

Total	¥5,324,873	¥8,419	¥1,988,575	¥48,099	¥7,313,448	¥56,518	1,079

Held-to-maturity debt securities:
Foreign government and official institution bonds	¥—	¥—	¥55,084	¥212	¥55,084	¥212	10
Residential mortgage-backed securities	74,180	1,199	798,165	20,003	872,345	21,202	457
Commercial mortgage-backed securities	3,154	37	155,011	1,995	158,165	2,032	32
Asset-backed securities	1,423,048	10,196	241,233	1,651	1,664,281	11,847	102

Total	¥1,500,382	¥11,432	¥1,249,493	¥23,861	¥2,749,875	¥35,293	601

	Less than 12 months		12 months or more		Total
At September 30, 2019:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥3,144,915	¥11,051	¥—	¥—	¥3,144,915	¥11,051	29
Japanese prefectural and municipal bonds	140,429	251	—	—	140,429	251	47
Foreign government and official institution bonds	271,032	152	488,282	3,442	759,314	3,594	95
Corporate bonds	80,808	332	6,982	1	87,790	333	45
Residential mortgage-backed securities	127,244	631	440,122	4,934	567,366	5,565	423
Commercial mortgage-backed securities	3,411	3	3,523	10	6,934	13	10
Asset-backed securities	118,876	750	28,296	294	147,172	1,044	80
Other debt securities	35,829	23	31,929	1,851	67,758	1,874	22

Total	¥3,922,544	¥13,193	¥999,134	¥10,532	¥4,921,678	¥23,725	751

Held-to-maturity debt securities:
Foreign government and official institution bonds	¥33,013	¥360	¥26,901	¥17	¥59,914	¥377	12
Residential mortgage-backed securities	103,117	14	625,441	3,372	728,558	3,386	394
Commercial mortgage-backed securities	—	—	138,479	792	138,479	792	30
Asset-backed securities	1,409,643	16,083	323,507	3,555	1,733,150	19,638	70

Total	¥1,545,773	¥16,457	¥1,114,328	¥7,736	¥2,660,101	¥24,193	506

Roll-forward of Credit Loss Component Recognized in Earnings [Table Text Block]

	Six months ended September 30,
	2018	2019
	(in millions)
Balance at beginning of period	¥3,498	¥1,761

Additions:
Initial credit impairments	34	661
Subsequent credit impairments	51	—

Reductions:
Securities sold or matured	(233)	(296)

Balance at end of period	¥3,350	¥2,126

Carrying Value of Nonmarketable Equity Securities [Table Text Block]

	March 31, 2019	September 30, 2019
	(in millions)
Measurement alternative balance	¥563,733	¥700,634

Related Adjustments for Nonmarketable Equity Securities [Table Text Block]

	Six months ended September 30,
	2018	2019
	(in millions)
Measurement alternative impairment losses (1)(4)	¥(479)	¥(1,402)
Measurement alternative downward changes for observable prices (1)(2)(3)(5)	¥—	¥(953)
Measurement alternative upward changes for observable prices (1)(2)(3)(6)	¥8,492	¥162

Notes:	(1)	Included in Investment securities gains—net.
(2)
Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.

(3)
The MUFG Group applied measurement alternative
downward or

upward

changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.

(4)	The cumulative impairment losses at March 31, 2019 and September 30, 2019 were ¥ 2,292 million and ¥ 3,325 million, respectively.
(5)	The cumulative downward changes for observable prices at March 31, 2019 and September 30, 2019 were nil and ¥953 million, respectively.
(6)	The cumulative upward changes for observable prices at March 31, 2019 and September 30, 2019 were ¥ 53,077 million and ¥ 28,405 million, respectively.

Marketable Equity Securities [Member]
Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities Still Held at the Reporting Date [Table Text Block]

	Six months ended September 30,
	2018	2019
	(in millions)
Net gains (losses) recognized during the period (1)	¥411,720	¥(36,019)
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	12,470	(9,960)

Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥399,250	¥(26,059)

Note:	(1)	Included in Investment securities gains—net.